Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(21) Commitments and Contingencies

Lease commitments

The Group has entered into operating lease agreements for certain offices. Future minimum lease payments under non-cancellable operating leases with initial terms more than one year are included in Note 11.

As of December 31, 2024, the total future minimum lease payments under non-cancellable short-term leases, including the agreed property management fee, with respect to the office are payable as follows:

Lease Commitment
RMB
Within 1 year	1,972
1-3 years	2,054
Total	4,026

Contingencies

As of December 31, 2024, there was no pending legal proceeding to which the Group is a party that will have a material effect on the Group’s business, results of operations or cash flows.